Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Series A	Preferred Stock Series AA	Preferred Stock Series AAA	Preferred Stock Series AAAA	Common Stock	Common Stock To Be Issued	Additional Paid-in Capital	Accumulated Deficit	Non- controlling Interest	Total
Balance at Dec. 31, 2023					$ 5,094	$ 265	$ 24,838,202	$ (24,980,758)	$ (331,313)	$ (468,510)
Balance (in Shares) at Dec. 31, 2023					50,938,193	2,657,550
Common stock sold for cash					$ 60		599,940			600,000
Common stock sold for cash (in Shares)					600,000
Vesting of compensatory warrants							139,173			139,173
Imputed interest on related party loans							30,082			30,082
Net loss								(1,331,942)	(20,089)	(1,352,031)
Balance at Dec. 31, 2024					$ 5,154	$ 265	25,607,397	(26,312,700)	(351,402)	(1,051,286)
Balance (in Shares) at Dec. 31, 2024					51,538,193	2,657,550
Common stock sold for cash					$ 6		59,994			60,000
Common stock sold for cash (in Shares)					60,000
Vesting of compensatory warrants							34,793			34,793
Imputed interest on related party loans							7,397			7,397
Derecognition of subsidiary									351,402	351,402
Net loss								(561,873)		(561,873)
Balance at Mar. 31, 2025					$ 5,160	$ 265	25,709,581	(26,874,573)		(1,159,567)
Balance (in Shares) at Mar. 31, 2025					51,598,193	2,657,550
Balance at Dec. 31, 2024					$ 5,154	$ 265	25,607,397	(26,312,700)	(351,402)	(1,051,286)
Balance (in Shares) at Dec. 31, 2024					51,538,193	2,657,550
Common stock sold for cash					$ 75		749,925			750,000
Common stock sold for cash (in Shares)					750,000
Common stock issued to directors for conversion of fees					$ 15		149,985			150,000
Common stock issued to directors for conversion of fees (Shares)					150,000
Vesting of compensatory warrants							139,173			139,173
Imputed interest on related party loans							14,548			14,548
Derecognition of subsidiary									351,402	351,402
Common stock issued for services (in Shares)					1,125,000
Common stock issued for services					$ 113		$ 1,124,887			1,125,000
Common stock issued for exercise of warrants					$ 25					250,000
Common stock issued for exercise of warrants (in Shares)					250,000		249,975
Common stock issued to officers for conversion of salaries					$ 18		$ 179,982			180,000
Common stock issued to officers for conversion of salaries (in Shares)					180,000
Common stock issued for conversion of note payable					$ 25		249,975			250,000
Common stock issued for conversion of note payable (in Shares)					250,000
Common stock issued from shares to be issued (in Shares)					2,657,550	(2,657,550)
Common stock issued from shares to be issued					$ 265	$ (265)
Net loss								(2,704,605)		(2,704,605)
Balance at Dec. 31, 2025					$ 5,690		28,465,847	(29,017,305)		(545,768)
Balance (in Shares) at Dec. 31, 2025					56,900,743
Common stock sold for cash					$ 72		1,443,678			1,443,750
Common stock sold for cash (in Shares)					721,875
Common stock issued to directors for conversion of fees					$ 3		56,247			56,250
Common stock issued to directors for conversion of fees (Shares)					28,125
Common stock issued for acquisition					$ 420		8,399,580			8,400,000
Common stock issued for acquisition (in Shares)					4,200,000
Net loss								(335,388)		(335,388)
Balance at Mar. 31, 2026					$ 6,185		$ 38,365,352	$ (29,352,693)		$ 9,018,844
Balance (in Shares) at Mar. 31, 2026					61,850,743